Income Taxes (Details 2) - CAD ($)	12 Months Ended
	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016
IfrsStatementLineItems [Line Items]
Non capital losses	$ 5,370,460	$ 5,154,600	$ 1,313,096
2030 [Member]
IfrsStatementLineItems [Line Items]
Non capital losses	703,290
2031 [Member]
IfrsStatementLineItems [Line Items]
Non capital losses	648,310
2032 [Member]
IfrsStatementLineItems [Line Items]
Non capital losses	1,200,570
2033 [Member]
IfrsStatementLineItems [Line Items]
Non capital losses	870,780
2034 [Member]
IfrsStatementLineItems [Line Items]
Non capital losses	662,600
2035 [Member]
IfrsStatementLineItems [Line Items]
Non capital losses	258,560
2036 [Member]
IfrsStatementLineItems [Line Items]
Non capital losses	766,380
2037 [Member]
IfrsStatementLineItems [Line Items]
Non capital losses	44,120
2038 [Member]
IfrsStatementLineItems [Line Items]
Non capital losses	$ 215,850